Annual Total Returns [BarChart] - AMG Frontier Small Cap Growth Fund - Class N	Feb. 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	(7.70%)
Annual Return 2012	12.62%
Annual Return 2013	41.20%
Annual Return 2014	5.55%
Annual Return 2015	(6.93%)
Annual Return 2016	5.05%
Annual Return 2017	20.88%
Annual Return 2018	1.63%
Annual Return 2019	33.06%
Annual Return 2020	38.70%

[1]	The performance information shown is for Class N shares of the Fund, which is a change from last period. The performance information presented was changed to standardize performance information provided to investors across the AMG Funds Family of Funds.